Share-based Payment - Number and Weighted Average Exercise Prices of Stock Options (Detail) - SMFG stock acquisition rights [member]	12 Months Ended
	Mar. 31, 2021 ¥ / shares	Mar. 31, 2020 ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Outstanding at beginning of period	722,500	899,400
Number of options, Exercised	(87,800)	(176,900)
Number of options, Outstanding at end of period	634,700	722,500
Number of options, Exercisable at end of period	346,700	390,800
Weighted average exercise price, Outstanding at beginning of period	¥ 1	¥ 1
Weighted average exercise price, Exercised	1	1
Weighted average exercise price, Outstanding at end of period	1	1
Weighted average exercise price, Exercisable at end of period	¥ 1	¥ 1